EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

(8) LOSS PER SHARE

The components of basic and diluted loss per share for the quarters and six month periods ended June 30, 2018 and 2017 are as follows:

	Successor	Predecessor	Successor	Predecessor
(In thousands, except share and per share data)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Net loss available to common shareholders	$(10,940)	(524,434)	(50,112)	(619,289)
Weighted average outstanding shares of common stock, basic (A)	24,654,220	47,121,304	23,989,254	47,101,155
Dilutive effect of options, warrants and restricted stock awards and units	—	—	—	—

Weighted average shares of common stock and equivalents	24,654,220	47,121,304	23,989,254	47,101,155
Loss per share, basic (B)	$(0.44)	(11.13)	(2.09)	(13.15)
Loss per share, diluted (C)	$(0.44)	(11.13)	(2.09)	(13.15)
Additional information:
Incremental “in-the-money” options, warrants and restricted stock awards and units at the end of the period (D)	4,521,727	183	5,454,218	183

(A)	Common shares and new creditor warrants and the sum of common shares and New Creditor Warrants outstanding at June 30, 2018, were 26,085,274, 3,924,441 and 30,009,715, respectively.
(B)	The company calculates “Loss per share, basic” by dividing “Net loss available to common shareholders” by “Weighted average outstanding shares of common stock, basic”.
(C)	The company calculates “Loss per share, diluted” by dividing “Net loss available to common shareholders” by “Weighted average common stock and equivalents”.
(D)	For the six months ended June 30, 2018, the company also had 5,062,089 shares of “out-of- the-money” warrants outstanding at the end of the period.

(12) EARNINGS PER SHARE

The components of basic and diluted earnings per share, are as follows:

	Successor	Predecessor
(In thousands, except share and per share data)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net loss available to common shareholders	$(39,266)	(1,646,909)	(660,118)
Weighted average outstanding shares of common stock, basic (A)	21,539,143	47,121,330	47,071,066
Dilutive effect of options, warrants and restricted stock awards and units	—	—	—

Weighted average common stock and equivalents	21,539,143	47,121,330	47,071,066
Loss per share, basic (B)	$(1.82)	(34.95)	(14.02)
Loss per share, diluted (C)	$(1.82)	(34.95)	(14.02)
Additional information:
Incremental “in-the-money” options, warrants, and restricted stock awards and units outstanding at the end of the period (D)	7,869,553	—	1,233

(A)	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
(B)	The company calculates “Loss per share, basic” by dividing “Net loss available to common shareholders” by “Weighted average outstanding share of common stock, basic”.
(C)	The company calculates “Loss per share, diluted” by dividing “Net loss available to common shareholders” by “Weighted average common stock and equivalents”.
(D)	For the period from August 1, 2017 through December 31, 2017, the company also had 5,062,089 shares of “out-of- the-money” warrants outstanding at the end of the period.